Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of anti dilutive common shares
	For the Three Months Ended March 31,
	2023	2022
Numerator:
Net (loss) income	$(4,762,078)	$1,563,713

Weighted average shares outstanding (denominator for basic earnings per share)	3,747,145	1,702,997

Effects of dilutive securities:
Assumed exercise of stock options, treasury stock method	-	442
Dilutive potential common shares	-	442

Weighted average shares and assumed potential common shares (denominator for diluted earnings per share, treasury method)	3,747,145	1,703,439

Basic earnings per share	$(1.27)	$0.92
Diluted earnings per share	$(1.27)	$0.92
	For the Three Months Ended March 31,
	2023	2022
Options	152,045	134,550
Warrants	3,435,728	557,696
Total potentially dilutive shares	3,587,773	692,246

	For the Years Ended December 31,
	2022	2021
Options	162,956	137,050
Warrants	3,435,728	557,695
Total potentially dilutive shares	3,598,684	694,745